Short-Term Bank Borrowings	12 Months Ended
Jun. 30, 2026
Short-Term Bank Borrowings [Abstract]
SHORT-TERM BANK BORROWINGS

8 — SHORT-TERM BANK BORROWINGS

As of June 30, 2025 and 2026, short-term bank borrowings consisted of the following:

	June 30, 2025	June 30, 2026
	RMB	RMB
China Merchant Bank (“CMB”)(a)	20,000,000	20,000,000
China Construction Bank (“CCB”)(b)	1,800,000	1,510,367
China CITIC bank (“CNCB”)(c)	—	4,000,000
Bank of Nanjing (“NJBK”)(d)	—	10,000,000
	21,800,000	35,510,367

(a)	In October 2020, Zhibao China Group entered into an extended three-year bank credit facility with CMB under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 14, 2023. In October 2023, Zhibao China Group entered into an extended three-year bank credit facility with CMB under which Zhibao China Group can draw-down up to RMB 25,000,000 by October 2026. The credit facility was collateralized by properties owned by Mr. Botao Ma, who served as the founder and Chief Executive Officer of the Company until August 2026. In addition, the credit facility was also mutually guaranteed by Mr. Botao Ma and Ms Xiaohong Huang, the wife of Mr. Botao Ma. The borrowings bore interest rate of 2.40% and 3.10% per annum. The term for each borrowing is one year.

For the years ended June 30, 2024, 2025 and 2026, Zhibao China Group drew down RMB 20,000,000, RMB 40,000,000 and RMB 32,000,000 (US$ 4,716,216) from CMB, and repaid RMB 25,000,000, RMB 40,000,000 and RMB 32,000,000 (US$4,716,216), respectively.

(b)	Zhibao China Group borrowed loans of RMB 1,900,000 from CCB in November 2022. The borrowing bore interest rate of 3.85% per annum. For the years ended June 30, 2024, 2025 and 2026, the Company repaid borrowings of RMB 85,763, 14,237 and 289,633 respectively.

(c)	Zhibao China Group borrowed loans of RMB 4,000,000 from CNCB in August 2025. The borrowing bore interest rate of 2.90% per annum.

(d)	Zhibao China Group borrowed loans of RMB 10,000,000 from NJBK in September 2025. The borrowing bore interest rate of 3.20% per annum.

Interest expenses were RMB 978,468 and RMB 920,330 for short-term borrowings for the fiscal years ended June 30, 2025 and 2026. The weighted average interest rates of bank borrowings were 2.89% and 2.83% per annum as of June 30, 2025 and 2026, respectively.